Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities:
Net (loss) income	$ (5,231)	$ 7,269
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	39,430	38,848
Amortization of deferred financing costs and debt issuance costs	2,355	2,230
Loss/(gain) on sale of property, plant and equipment	216	(475)
Asset impairments	760	2,205
Deferred income taxes	(6,439)	13,371
Other non-cash items, net	(861)	(992)
Changes in operating assets and liabilities:
Accounts receivable	(19,831)	47,181
Related party receivables, net	(8,838)	(13,423)
Inventories	(6,994)	(3,088)
Other current assets	5,160	(22,929)
Other assets	(425)	(1,985)
Accounts payable	6,481	11,409
Accrued expenses and other current liabilities	(4,776)	(15,929)
Other long-term liabilities	(1,372)	(14,443)
Net cash (used in) provided by operating activities	(365)	49,249
Cash flows from investing activities:
Capital expenditures	(25,286)	(29,867)
Proceeds from sale of property, plant and equipment	47	1,968
Net cash used in investing activities	(25,239)	(27,899)
Cash flows from financing activities:
Issuances of debt		500
Debt repayments	(2,285)	(4,115)
Equity contribution		38
Net cash used in financing activities	(2,285)	(3,577)
Effect of exchange rate changes on cash	(14)	155
Net (decrease) increase in cash and cash equivalents	(27,903)	17,928
Cash and cash equivalents at the beginning of period	78,917	67,697
Cash and cash equivalents at the end of period	$ 51,014	$ 85,625